Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss	$ (1,632)	$ (561)
Items not affecting cash
Depreciation	9	12
Stock-based compensation	42	0
Loss from equity investee	46	26
Interest expense	69	64
Deferred income taxes	0	(707)
Unrealized foreign exchange (gains) losses	408	(1,763)
Other items not affecting cash	(1,058)	(2,929)
Changes in non-cash operating working capital
Decrease in receivables and prepaids	51	170
Decrease (increase) in other assets	4	(58)
Decrease in accounts payable and accruals	(916)	(862)
Deposit on metal credit delivering obligation	(5,500)	0
Net cash used in operating activities	(7,419)	(3,679)
Cash flows from financing activities
Proceeds from issuance of capital stock	11	0
Net cash provided by financing activities	11	0
Cash flows from investing activities
Reclamation deposits	0	(4)
Purchase of equipment	(6)	(3)
Proceeds from sale of equipment	3	0
Net cash used in investing activities	(3)	(7)
Decrease in cash and cash equivalents	(7,411)	(3,686)
Cash and cash equivalents - beginning of period	22,786	33,517
Effect of exchange rate changes on cash	171	(266)
Cash and cash equivalents - end of period	$ 15,546	$ 29,565